MORGAN STANLEY HIGH YIELD FUND, INC.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C) 2002 Morgan Stanley

THIRD QUARTER REPORT

SEPTEMBER 30, 2002

[MORGAN STANLEY LOGO]

MORGAN STANLEY HIGH YIELD FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY HIGH YIELD FUND, INC.

Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -22.00% compared to -2.66% for the CS First Boston High Yield Index (the "Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $5.89, representing a 14.8% premium to the Fund's net asset value per share.

MARKET REVIEW

Declining equity markets, the belief that the economy may falter and sink back into a recession, the fear of further accounting scandals and withdrawals from the asset class in July and September all caused the high yield market to move sharply lower during the third quarter. The Index had a return of -2.82% for the quarter and -2.66% for the last nine months with all rating categories posting negative returns. The spread of the high yield index widened by 241 basis points during the quarter to end at 1,064 basis points over treasuries. This level has only been exceeded once in the history of the market when the spread reached 1,096 back in December of 1990.

Aerospace (-15%, Index return), information technology (-12%), utilities (-12%) and cable (-8%) were the worst performing sectors over the past three months. Information technology was hit by a very poor earnings announcement by an investment grade company and aerospace fell due to a major airline's bankruptcy filing and the low demand for air travel. Several industries managed to have positive returns in this poor environment led by wireless (+6%), telecommunications (+5%), broadcasting (+2%) and gaming/leisure (+1%). Other better performing industries included forest products and chemicals.

Security selection in utilities, cable and telecommunications along with our overweight to cable, were the main reasons for the poor relative performance in the third quarter. On a year-to-date basis, these factors along with an overweight to wireless communications and telecommunications were the main drivers of the poor performance. On the positive side, our underweight positions in information technology, aerospace and utilities helped performance as these sectors declined more than the overall market.

Our main overweighted sectors are in telecommunications, manufacturing, media and energy, while our main sector underweights include consumer products, retailing, utilities and services.

MARKET OUTLOOK

As mentioned earlier, the high yield market is trading at spreads very close to the historical wide levels seen over a decade ago. These levels are indicative of a long recessionary period with continued high default rates. We believe that the economy will continue to show growth over the coming months and that high yield mutual funds will see inflows due to the attractive valuations. This could lead to tighter spreads and improved returns in the high yield market over the coming quarters.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                    October 2002

MORGAN STANLEY HIGH YIELD FUND, INC.

September 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)


                                                   TOTAL RETURN (%)
                     ---------------------------------------------------------------------------------
                            MARKET VALUE(1)          NET ASSET VALUE(2)              INDEX(3)
                     ---------------------------------------------------------------------------------
                                     AVERAGE                    AVERAGE                        AVERAGE
                     CUMULATIVE      ANNUAL        CUMULATIVE     ANNUAL       CUMULATIVE       ANNUAL
------------------------------------------------------------------------------------------------------
Year-to-Date           (19.13)%           --         (22.00)%         --          (2.66)%         --
One Year               (21.70)        (21.70)%       (16.69)      (16.69)%         2.85         2.85%
Five Year              (25.43)         (5.70)        (35.94)       (8.52)          3.05         0.60
Since Inception*        12.20           1.31           4.83         0.53          51.13         4.79

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                                                                  NINE MONTHS
                                                                                                                    ENDED
                                                           YEAR ENDED DECEMBER 31,                                SEPTEMBER 30,
                            ---------------------------------------------------------------------------------------------------
                             1993*   1994     1995      1996      1997     1998       1999       2000       2001         2002
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $14.10  $11.96   $13.63    $14.45    $15.19    $13.62    $12.73      $9.31      $7.26       $5.13
Market Value Per Share      $14.75  $11.38   $12.88    $14.63    $16.06    $15.38    $11.06      $9.44      $8.04       $5.89
Premium/(Discount)             4.6%   (4.8)%   (5.5)%     1.3%      5.7%     12.9%    (13.1)%      1.4%      10.7%       14.8%
Income Dividends                --   $1.37    $1.27     $1.42     $1.36     $1.42     $1.38      $1.30      $1.19       $0.64
Capital Gains Distributions     --      --       --        --     $0.48     $0.83        --         --         --         --
Fund Total Return(2)          0.00%  (5.53)%  26.07%+   17.52%    18.48%     4.12%     6.34%+   (17.72)%   (11.05)%    (22.00)%
Index Total Return(3)         1.26%  (0.98)%  17.39%    12.40%    12.65%     0.58%     3.28%     (5.21)%     5.80%      (2.66)%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

  * The Fund commenced operations on November 30, 1993.

  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

    HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

MORGAN STANLEY HIGH YIELD FUND, INC.

September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY

Allocation of Total Investments*


[CHART]

Debt Securities         94.0%
Equity Securities        3.6%
Short-Term Investments   2.4%


Industries*

[CHART]

Gaming & Leisure       11.1%
Energy                  8.6%
Forest Products         7.5%
Chemicals               5.8%
Transportation          5.7%
Other                  61.3%


Ten Largest Holdings**

                                                      PERCENT OF
                                                           TOTAL
                                                     INVESTMENTS
-----------------------------------------------------------------
1.  Husky Oil Ltd., 8.90%, 8/15/28                           1.8%
2.  Smithfield Foods, Inc., 7.625%, 2/15/08                  1.6
3.  Golden State Holdings, 7.125%, 8/1/05                    1.5
4.  International Game Technology, 8.375%, 5/15/09           1.4
5.  HCA, Inc., 6.91%, 6/15/05                                1.4
6.  Station Casinos, Inc., 8.375%, 2/15/08                   1.4%
7.  TEMBEC Industries, Inc., 8.50%, 2/1/11                   1.4
8.  Toll, Inc., 8.25%, 2/1/11                                1.4
9.  Chesapeake Energy Corp., 8.125%, 4/1/11                  1.3
10. Allied Waste North America, 'B', 8.875%, 4/1/08          1.3
                                                            ----
                                                            14.5%
                                                            ====

*  Percent of Total Investments
** Excludes Short-Term Investments

MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                FACE
                                              AMOUNT         VALUE
                                               (000)         (000)
--------------------------------------------------------------------
CORPORATE BONDS AND NOTES (92.1%)
--------------------------------------------------------------------
AEROSPACE (0.8%)
Air Canada
     10.25%, 3/15/11                       $    1,150      $     627
Jet Equipment Trust, '95-D'
     11.44%, 11/1/14                            1,100             55
--------------------------------------------------------------------
                                                                 682
====================================================================
CABLE (5.0%)
British Sky Broadcasting Group plc
     8.20%, 7/15/09                             1,075          1,091
Callahan Nordrhein-Westfalen
     14.00%, 7/15/10                            1,900 (a)         50
Charter Communications Holdings LLC
     0.00%, 1/15/11                               550            193
     0.00%, 5/15/11                               375            131
     10.25%, 1/15/10                              505            313
Echostar DBS Corp.
     9.125%, 1/15/09                            1,205          1,133
ONO Finance plc
     14.00%, 2/15/11                              875            193
Pegasus Communications, 'B'
     9.75%, 12/1/06                               160             72
     12.50%, 8/1/07                                75             34
RCN Corp.
     0.00%, 10/15/07                            1,790            331
Satelites Mexicanos, 'B'
     10.125%, 11/1/04                           1,230            467
Telewest Communications plc
     0.00%, 4/15/09                       GBP   1,250            284
United Pan-Europe Communications NV, 'B'
     10.875%, 8/1/09                      $     1,465 (a)         44
--------------------------------------------------------------------
                                                               4,336
====================================================================
CHEMICALS (5.8%)
Acetex Corp.
     10.875%, 8/1/09                              430            452
Avecia Group plc
     11.00%, 7/1/09                               185            178
Equistar Chemical LP
     10.125%, 9/1/08                              575            515
Huntsman ICI Chemicals
     10.125%, 7/1/09                      EUR     750            556
     10.125%, 7/1/09                      $       730            606
ISP ChemCo, Inc., 'B'
     10.25%, 7/1/11                               375            373
ISP Holdings, 'B'
     10.625%, 12/15/09                    $       745   $        670
Lyondell Chemical Co., 'A'
     9.625%, 5/1/07                               375            347
Messer Griesheim Holdings AG
     10.375%, 6/1/11                      EUR     755            762
Millennium America, Inc.
     9.25%, 6/15/08                       $       550            555
--------------------------------------------------------------------
                                                               5,014
====================================================================
ENERGY (8.6%)
BRL Universal Equipment, '01 A'
     8.875%, 2/15/08                              875            892
Chesapeake Energy Corp.
     8.125%, 4/1/11                             1,160          1,160
Hanover Equipment Trust, '01 A'
     8.50%, 9/1/08                                565            525
Hanover Equipment Trust, '01 B'
     8.75%, 9/1/11                                320            296
Husky Oil Ltd.
     8.90%, 8/15/28                             1,400          1,589
Magnum Hunter Resources, Inc.
     9.60%, 3/15/12                               335            348
Pemex Project Funding Master Trust
     9.125%, 10/13/10                             685            730
Stone Energy Corp.
     8.25%, 12/15/11                              425            436
Tesoro Petroleum Corp.
     9.625%, 4/1/12                               895            501
Vintage Petroleum, Inc.
     7.875%, 5/15/11                              220            209
     8.625%, 2/1/09                               360            353
     9.75%, 6/30/09                               425            436
--------------------------------------------------------------------
                                                               7,475
====================================================================
FINANCIAL (4.8%)
Aetna, Inc.
     7.875%, 3/1/11                                895           980
Anthem Insurance Co., Inc.
     9.125%, 4/1/10                                470           572
Golden State Holdings
     7.125%, 8/1/05                              1,185         1,291
Health Net, Inc.
     8.375%, 4/15/11                               535           634
iStar Financial, Inc.
     8.75%, 8/15/08                                685           711
--------------------------------------------------------------------
                                                               4,188
====================================================================

MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)


                                                FACE
                                              AMOUNT         VALUE
                                               (000)         (000)
--------------------------------------------------------------------
FOOD & DRUG (0.7%)
CA FM Lease Trust
    8.50%, 7/15/17                       $       525     $       568
====================================================================
FOOD & TOBACCO (2.5%)
Michael Foods, 'B'
    11.75%, 4/1/11                               735             809
Smithfield Foods, Inc.
    7.625%, 2/15/08                            1,465           1,384
--------------------------------------------------------------------
                                                               2,193
====================================================================
FOREST PRODUCTS (7.5%)
Indah Kiat International Finance
    10.00%, 7/1/07                               470 (a)         129
MDP Acquisitions plc
    10.125%, 9/30/12                   EUR       720             697
Norampac, Inc.
    9.50%, 2/1/08                        $       850             909
Owens-Illinois, Inc.
    7.50%, 5/15/10                             1,175             981
    7.80%, 5/15/18                               125              97
Pacifica Papers, Inc.
    10.00%, 3/15/09                              910             915
Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                              905 (a)         213
Pliant Corp.
    13.00%, 6/1/10                               450             428
Riverwood International
    13.50%, 4/1/08                               570             570
Tekni-Plex, Inc.
    12.75%, 6/15/10                              200             196
Tekni-Plex, Inc., 'B'
    12.75%, 6/15/10                              205             201
TEMBEC Industries, Inc.
    8.50%, 2/1/11                              1,200           1,194
--------------------------------------------------------------------
                                                               6,530
====================================================================
GAMING & LEISURE (11.1%)
Harrah's Operating Co., Inc.
    8.00%, 2/1/11                                940           1,081
Hilton Hotels
    7.95%, 4/15/07                               615             640
HMH Properties, 'A'
    7.875%, 8/1/05                               905             873
HMH Properties, 'B'
    7.875%, 8/1/08                               175             164
Horseshoe Gaming Holdings, 'B'
    8.625%, 5/15/09                       $      820     $       857
International Game Technology
    8.375%, 5/15/09                            1,110           1,207
Park Place Entertainment
    7.875%, 12/15/05                             355             364
    8.50%, 11/15/06                              250             267
    8.875%, 9/15/08                              250             263
Prime Hospitality Corp.
    8.375%, 5/1/12                               725             689
Six Flags, Inc.
    8.875%, 2/1/10                               570             467
Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                               325             315
    7.875%, 5/1/12                               760             739
Station Casinos, Inc.
    8.375%, 2/15/08                            1,150           1,196
Venetian Casino Resort LLC
    11.00%, 6/15/10                              560             549
--------------------------------------------------------------------
                                                               9,671
====================================================================
HEALTH CARE (4.9%)
AmerisourceBergen Corp.
    8.125%, 9/1/08                               780             817
Fisher Scientific International, Inc.
    7.125%, 12/15/05                             450             451
    9.00%, 2/1/08                                130             133
Fresenius Medical Capital Trust II
    7.875%, 2/1/08                               895             741
HCA, Inc.
    6.91%, 6/15/05                             1,150           1,203
Healthsouth Corp.
    7.625%, 6/1/12                               335             233
Omnicare, Inc., 'B'
    8.125%, 3/15/11                              645             673
--------------------------------------------------------------------
                                                               4,251
====================================================================
HOUSING (5.6%)
CB Richard Ellis Services, Inc.
    11.25%, 6/15/11                              785             695
D.R. Horton, Inc.
    8.00%, 2/1/09                                255             250
Louisiana Pacific Corp.
    8.875%, 8/15/10                              265             286
    10.875%, 11/15/08                            775             806
Schuler Homes
    9.375%, 7/15/09                              850             846


MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

Statement of Net Assets (Cont'd)

                                                FACE
                                              AMOUNT         VALUE
                                               (000)         (000)
--------------------------------------------------------------------
HOUSING  (CONT'D)
Technical Olympic USA, Inc.
     9.00%, 7/1/10                        $       430       $    393
     10.375%, 7/1/12                              455            416
Toll, Inc.
     8.25%, 2/1/11                              1,210          1,192
--------------------------------------------------------------------
                                                               4,884
====================================================================
INFORMATION TECHNOLOGY (1.6%)
Fairchild Semiconductor Corp.
     10.375%, 10/1/07                             160            165
     10.50%, 2/1/09                               365            380
Flextronics International Ltd.
     9.875%, 7/1/10                               240            239
Flextronics International Ltd., 'B'
     8.75%, 10/15/07                               60             57
Solectron Corp., (Convertible)
     Zero Coupon, 11/20/20                      1,475            584
--------------------------------------------------------------------
                                                               1,425
====================================================================
MANUFACTURING (5.4%)
Case Corp., 'B'
     6.25%, 12/1/03                               330            320
Case Credit Corp.
     6.125%, 2/15/03                              350            345
Corning, Inc. (Convertible)
     Zero Coupon, 11/8/15                       1,345            589
Flowserve Corp.
     12.25%, 8/15/10                              493            508
Foamex LP/Capital Corp.
     10.75%, 4/1/09                               680            612
Johnsondiversey, Inc.
     9.625%, 5/15/12                    EUR       125            120
     9.625%, 5/15/12                      $       440            439
Manitowoc Co., Inc. (The)
     10.375%, 5/15/11                   EUR       670            675
NMHG Holding Co.
     10.00%, 5/15/09                      $       210            212
Trimas Corp.
     9.875%, 6/15/12                              550            539
Tyco International Group SA
     6.75%, 2/15/11                               410            338
--------------------------------------------------------------------
                                                               4,697
====================================================================
MEDIA-BROADCAST (4.2%)
Interep National Radio Sales, 'B'
     10.00%, 7/1/08                               500            443
Nextmedia Operating, Inc.
    10.75%, 7/1/11                        $       735     $      720
Salem Communications Holding Corp., 'B'
    9.00%, 7/1/11                                 690            711
TV Azteca, 'B'
    10.50%, 2/15/07                             1,060            986
XM Satellite Radio Holdings, Inc.
    14.00%, 3/15/10                               355            149
Young Broadcasting, Inc.
    10.00%, 3/1/11                                755            679
--------------------------------------------------------------------
                                                               3,688
====================================================================
MEDIA-DIVERSIFIED (4.6%)
Alliance Atlantis Communications
    13.00%, 12/15/09                              865            917
AOL Time Warner
    6.875%, 5/1/12                                625            569
Hollinger Participation Trust
    12.125%, 11/15/10                             737            641
Mail-Well I, Inc.
    9.625%, 3/15/12                               750            517
Muzak LLC/Muzak Finance
    9.875%, 3/15/09                               520            364
Primedia, Inc.
    8.875%, 5/15/11                               765            574
Quebecor Media, Inc.
    0.00%, 7/15/11                                225            101
    11.125%, 7/15/11 508                          420            336
--------------------------------------------------------------------
                                                               4,019
====================================================================
METALS (4.2%)
Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                515            126
Intermet Corp.
    9.75%, 6/15/09                                620            589
Murrin Murrin Holdings Property, Ltd.
    9.375%, 8/31/07                             1,775 (a)        435
National Steel Corp., 'D'
    9.875%, 3/1/09                              1,900 (a)        650
Oregon Steel Mills, Inc.
    10.00%, 7/15/09                               485            485
Phelps Dodge Corp.
    8.75%, 6/1/11                                 740            753
Republic Technologies International
    13.75%, 7/15/09                               720 (a)         47
UCAR Finance, Inc.
    10.25%, 2/15/12                               600            570
--------------------------------------------------------------------
                                                               3,655
====================================================================

MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                FACE
                                              AMOUNT         VALUE
                                               (000)         (000)
--------------------------------------------------------------------
SERVICES (2.0%)
Allied Waste North America, 'B'
     8.875%, 4/1/08                        $    1,185       $  1,149
Encompass Services Corp.
     10.50%, 5/1/09                               405             49
Waste Management, Inc.
     6.875%, 5/15/09                              180            183
     7.125%, 12/15/17                             350            347
--------------------------------------------------------------------
                                                               1,728
====================================================================
TELECOMMUNICATIONS (3.0%)
Adelphia Business Solutions, Inc., 'B'
     13.00%, 4/15/03                            1,580 (a)          4
Esprit Telecom Group plc
     11.50%, 12/15/07                    EUR      665 (a)         --@
Exodus Communications
     11.625%, 7/15/10                      $    1,890 (a,d)      113
Focal Communications Corp., 'B'
     0.00%, 2/15/08                               253             10
     11.875%, 1/15/10                           1,316            118
Global Crossing Holding Ltd.
     8.70%, 8/1/07                              1,280 (a)         21
     9.50%, 11/15/09                              855 (a)         14
     9.625%, 5/15/08                            1,155 (a)         19
Globix Corp.
     12.50%, 2/1/10                             1,865            336
GT Group Telecom, Inc.
     0.00%, 2/1/10                              3,165 (a)         --@
KPNQwest NV
     10.00%, 3/15/12                     EUR      260 (a)          1
Maxcom Telecomunicaciones
     0.00%, 3/1/07                         $      795 (d)        239
Metromedia Fiber Network
     10.00%, 12/15/09                           1,800 (a)          4
Netia Holdings II BV
     10.25%, 11/1/07                              240 (a)         41
     13.50%, 6/15/09                     EUR      685 (a)        107
Primus Telecommunications Group, Inc.
     11.25%, 1/15/09                       $      250            125
Primus Telecommunications Group, Inc. 'B'
     9.875%, 5/15/08                            1,000            500
PSINet, Inc.
     11.00%, 8/1/09                               450             46
PSINet, Inc. 'B'
     10.00%, 2/15/05                            2,675            271
Rhythms NetConnections, Inc., 'B'
     0.00%, 5/15/08                        $   2,737       $      41
     14.00%, 2/15/10                           1,593              38
RSL Communications plc
     0.00%, 3/1/08                             1,500              22
     0.00%, 3/15/08                      DEM   1,380 (a)          14
     9.125%, 3/1/08                        $   1,900 (a)          47
     9.875%, 11/15/09                            275 (a)           7
     12.00%, 11/1/08                             900 (a)          22
     12.25%, 11/15/06                            300 (a)           7
Song Networks NV
     13.00%, 5/15/09                           1,910             229
Viatel, Inc.
     0.00%, 4/15/08                            2,400 (d)           6
Winstar Communications
     0.00%, 4/15/10                            9,885 (a)           1
WorldCom, Inc. - WorldCom Group
     6.95%, 8/15/28                              310 (a)          37
     8.25%, 5/15/31                            1,640 (a)         197
XO Communications, Inc.
     0.00%, 4/15/08                            2,750 (a)          14
     10.75%, 11/15/08                            550 (a)           3
--------------------------------------------------------------------
                                                               2,654
====================================================================
TRANSPORTATION (5.7%)
ArvinMeritor, Inc.
     8.75%, 3/1/12                               305             328
AutoNation, Inc.
     9.00%, 8/1/08                               530             543
Collins & Aikman Products
     10.75%, 12/31/11                            750             716
     11.50%, 4/15/06                             250             228
Dana Corp.
     9.00%, 8/15/11                      EUR     365             317
     9.00%, 8/15/11                        $     620             581
Dura Operating Corp., 'B'
     8.625%, 4/15/12                             560             555
Ford Motor Credit Co.
     7.25%, 10/25/11                             500             462
Lear Corp., 'B'
     8.11%, 5/15/09                              355             368
Metaldyne Corp.
     11.00%, 6/15/12                             555             477
Stoneridge, Inc.
     11.50%, 5/1/12                              420             428
--------------------------------------------------------------------
                                                               5,003
====================================================================

MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                FACE
                                              AMOUNT         VALUE
                                               (000)         (000)
--------------------------------------------------------------------
UTILITIES (1.2%)
Calpine Corp.
    8.50%, 2/15/11                       $       720       $     295
Dynegy Holdings, Inc.
    6.875%, 4/1/11                               670             194
PG&E National Energy Group
    10.375%, 5/16/11                             530             143
PSEG Energy Holdings
    8.625%, 2/15/08                              570             445
--------------------------------------------------------------------
                                                               1,077
====================================================================
WIRELESS (2.9%)
American Tower Corp.
    9.375%, 2/1/09                               885             522
Centennial Cellular Corp.
    10.75%, 12/15/08                             745             387
CTI Holdings SA
    0.00%, 4/15/08                             1,580              79
Dolphin Telecommunication plc
    0.00%, 6/1/08                      EUR     1,520 (a)          --@
Dolphin Telecommunication plc, 'B'
    0.00%, 5/15/09                       $     2,000 (a,d)        --@
Globalstar LP
    11.375%, 2/15/04                           1,050 (a)          32
Grupo Iusacell SA de CV
    14.25%, 12/1/06                              470             169
Nextel Communications, Inc.
    0.00%, 9/15/07                             1,090             910
PTC International Finance II SA
    11.25%, 12/1/09                    EUR       460             464
--------------------------------------------------------------------
                                                               2,563
====================================================================
TOTAL CORPORATE BONDS AND NOTES
    (Cost $139,639)                                           80,301
====================================================================
SOVEREIGN AND EMERGING MARKETS (1.9%)
====================================================================
Federative Republic of Brazil
    8.00%, 4/15/14                       $       924             445
Republic of Colombia
    9.75%, 4/23/09                               575             466
United Mexican States
    8.375%, 1/14/11                              665             700
--------------------------------------------------------------------
TOTAL SOVEREIGN AND EMERGING MARKETS
    (Cost $1,888)                                              1,611
====================================================================
COMMON STOCKS (0.1%)
====================================================================
TELEPHONE SERVICES (0.0%)
    Focal Communications Corp.                 10,081(b)  $        5
    McLeod USA, Inc., 'A'                       8,062             12
    Song Networks Holdings AB ADR              33,640(b)           1
--------------------------------------------------------------------
                                                                  18
====================================================================
WIRELESS (0.1%)
    Motient Corp.                             127,238(b)         105
====================================================================
TOTAL COMMON STOCKS
    (Cost $3,652)                                                123
====================================================================
PREFERRED STOCKS (3.5%)
====================================================================
MEDIA-BROADCAST (0.6%)
    Paxson CommunicationsCorp., PIK 13.25%        103(b)         551
====================================================================
MEDIA-DIVERSIFIED (0.2%)
    Primedia, Inc., 'D' 10.00%                  1,545             56
    Primedia, Inc., 'F' 9.20%                   1,970             67
--------------------------------------------------------------------
                                                                 123
====================================================================
TELECOMMUNICATIONS (0.2%)
    Broadwing Communications Corp., 'B' 12.50%  1,419            142
    Intermedia Communications,
      Inc., 'B' PIK 13.50%                        325 (a,b)        5
    Maxcom Telecomunicaciones,
        Class A                               127,500 (b,d)        1
        Class B1                                7,859 (b,d)       --@
        Class N1                              164,438 (b,d)        2
    XO Communications, Inc. 14.00%             14,695             --@
    XO Communications, Inc., 'E' PIK 13.50%     1,221             --@
--------------------------------------------------------------------
                                                                 150
====================================================================
UTILITIES (1.1%)
    TNP Enteprises, Inc., 'D' PIK 14.50%        1,137 (b)        995
====================================================================
WIRELESS (1.4%)
    Dobson Communications PIK 13.00%            1,975            514
    Nextel Communications, Inc.,
     'D' PIK 13.00%                             1,022            715
--------------------------------------------------------------------
                                                               1,229
====================================================================
TOTAL PREFERRED STOCKS
    (Cost $6,420)                                              3,048
====================================================================

MORGAN STANLEY HIGH YIELD FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)


                                                NO. OF          VALUE
                                              WARRANTS          (000)
--------------------------------------------------------------------
WARRANTS (0.0%)
====================================================================
CABLE (0.0%)
     ONO Finance plc, expiring 3/16/11             875 (b,d) $    --@
====================================================================
MEDIA-BROADCAST (0.0%)
     XM Satellite Radio Holdings, Inc.,
       expiring 3/15/10                          8,200 (b)        --@
====================================================================
METALS (0.0%)
     Republic Technologies International, 'D',
          expiring 7/15/09                         720 (b)        --@
====================================================================
TELECOMMUNICATIONS (0.0%)
     GT Group Telecom, Inc., expiring 2/1/10    31,650 (b,d)      --@
     Maxcom Telecomunicaciones, expiring 4/1/07  1,250 (b)        --@
--------------------------------------------------------------------
                                                                  --@
====================================================================
UTILITIES (0.0%)
     McLeod USA, Inc., expiring 4/16/07         17,865 (b)         1
     SW Acquisition, expiring 4/1/11             1,475 (b)        37
--------------------------------------------------------------------
                                                                  38
====================================================================
WIRELESS (0.0%)
     Globalstar Telecommunications Ltd.,
          expiring 2/15/04                       1,850 (b,d)      --@
     Occidente y Caribe Celular,
          expiring 3/15/04                     102,000 (b)         1
--------------------------------------------------------------------
                                                                   1
====================================================================
TOTAL WARRANTS
     (Cost $180)                                                  39
====================================================================
SHORT-TERM INVESTMENTS (2.4%)
====================================================================
REPURCHASE AGREEMENT (2.2%)
    J.P. Morgan Securities Inc.,
        1.87%, dated 9/30/02,
        due 10/1/02                          $   1,898 (c)  $  1,898
====================================================================
U.S. TREASURY BILLS (0.2%)
    United States Treasury Bill,
         1.63%, 1/16/03                            100           100
         1.66%, 10/17/02                           100           100
--------------------------------------------------------------------
                                                                 200
====================================================================
TOTAL SHORT-TERM INVESTMENTS
    (Cost $2,097)                                              2,098
====================================================================
TOTAL INVESTMENTS (100.0%)
    (Cost $153,876)                                           87,220
====================================================================
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------
    Other Assets                                 4,374
    Liabilities                                (31,711)      (27,337)
====================================================================
NET ASSETS
    Applicable to 11,680,370 issued and
        outstanding $ 0.01 par value shares
        (100,000,000 shares authorized)                     $ 59,883
====================================================================
NET ASSET VALUE PER SHARE                                   $   5.13
====================================================================

(a)--Security is in default.
(b)--Non-income producing.
(c)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

(d)--Investments valued at fair value. At September 30, 2002, the Fund held $361,000 of fair-valued securities, representing 0.6% of net assets.

@--Value is less than $500.

ADR--American Depository Receipts.

DEM--German Mark.

EUR--Euro.

GBP--British Pound.

PIK--Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.